Financial Instruments and Fair Value Disclosures (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2015	May 09, 2013
Derivative [Line Items]
Long term bank loans and loan due from related party interest rate basis	LIBOR
Trading symbol	PRGN
Fair value of KLC shares	$ 955,535	$ 1,616,329
Cash received from the sale of KLC shares, net of commissions	498,056	0	0
Unrealized loss on change in fair value of marketable securities	(162,737)	(2,064,265)	(827,377)
Price of Box Ships common share				$ 1.06
Fair value of the investment in Box Ships				3,643,750
Senior unsecured notes due 2021
Derivative [Line Items]
Trading symbol	PRGNL
Quoted close price of the Company's Notes	$ 17
Debt instrument fair value	17,000,000
KLC Shares
Derivative [Line Items]
Total number of KLC shares held by the Company	44,550	65,896		26,417
Number of additional KLC shares received from amended Settlement Agreement with KLC					58,483
Fair value of KLC shares	955,535
Number of KLC shares sold	21,346			18,133
Average price per share (KLC shares sold)	$ 23.52			$ 22.62
Cash received from the sale of KLC shares, net of commissions	498,056			406,808
U.S. dollar / KRW exchange rate				1,096.92
Unrealized loss on change in fair value of marketable securities	$ 137,208